UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         File No.  333-104510

     Pre-Effective Amendment No.                                                                                                 |_|


     Post-Effective Amendment No. 6                                                                                              |X|


                                                 (Check appropriate box or boxes.)


                                                  NATIONWIDE VARIABLE ACCOUNT - II
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                                                     (Exact Name of Registrant)


                                                 NATIONWIDE LIFE INSURANCE COMPANY
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                                                        (Name of Depositor)


                                             ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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                                  (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           -------------------------------------------------------------------------



                             PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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                                              (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        DECEMBER 7, 2004

                                                    --------------------------------------------------------------------------------



It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|_|  on (date) pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|X|  on December 7, 2004 pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                         -------------------------------------------------------------------------------------------



                        NATIONWIDE LIFE INSURANCE COMPANY

              Flexible Premium Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-II


      The date of this prospectus is May 1, 2004, amended December 7, 2004.


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This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


The Statement of Additional Information (dated May 1, 2004, amended December 7,
2004) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 40. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional asset-based fees that the contract owner will pay as a result of the increased contract value due to the credits. A contract without credits may cost less.
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The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series II Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class IV+
o    American Century VP Ultra Fund: Class II
o    American Century VP Value Fund: Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Service Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2
o    VIP Growth Portfolio: Service Class 2
o    VIP Overseas Portfolio: Service Class 2R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R) Portfolio: Service Class 2
o    VIP II Investment Grade Bond Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class 2



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 2
o    Franklin Small Cap Value Securities Fund: Class 2
o    Templeton Foreign Securities Fund: Class 3+
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class II*
o    Dreyfus GVIT International Value Fund: Class VI+
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class VI+
o    Gartmore GVIT Global Health Sciences Fund: Class VI+
o    Gartmore GVIT Global Technology and Communications Fund: Class VI+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R) Fund: Class II
o    Gartmore GVIT U.S. Growth Leaders Fund: Class II
o    GVIT Small Cap Growth Fund: Class II
o    GVIT Small Cap Value Fund: Class II
o    GVIT Small Company Fund: Class II

o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Fasciano Portfolio: Class S
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Global Securities Fund/VA: Class IV+
o    Oppenheimer High Income Fund/VA: Service Class*
o    Oppenheimer Main Street(R) Fund/VA: Service Class
o    Oppenheimer Main Street(R) Small Cap Fund/VA: Service Class

PUTNAM VARIABLE TRUST
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
o    U.S. Real Estate Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth & Income Portfolio: Class B
o    AllianceBernstein Small Cap Value Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class II

DREYFUS VARIABLE INVESTMENT FUND
o    Developing Leaders Portfolio: Service Shares

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares

JANUS ASPEN SERIES
o    Balanced Portfolio: Service Shares
o    Capital Appreciation Portfolio: Service Shares
o    International Growth Portfolio: Service II Shares+
o Risk-Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)

NEUBERGER BERMAN AMT
o    AMT Mid Cap Growth Portfolio: Class S

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Templeton Foreign Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST
o    Dreyfus GVIT International Value Fund: Class II
o    Gartmore GVIT Emerging Markets Fund: Class II
o    Gartmore GVIT Global Financial Services Fund: Class II
o    Gartmore GVIT Global Health Sciences Fund: Class II
o    Gartmore GVIT Global Technology and Communications Fund: Class II
o    Gartmore GVIT Global Utilities Fund: Class II

JANUS ASPEN SERIES
o    International Growth Portfolio: Service Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Service Class

PUTNAM VARIABLE TRUST
o    Putnam VT International Equity Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Emerging Markets Debt Portfolio: Class II

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments are scheduled to begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments begin.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of variable annuity payments.

CONTRACT VALUE- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option that is funded by Nationwide's general account.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY OR IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NET ASSET VALUE- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

VALUATION DATE- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
CONDENSED FINANCIAL INFORMATION...............................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Variable Account Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Death Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector II Option
     Capital Preservation Plus Option
     Capital Preservation Plus Lifetime Income Option

REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
OWNERSHIP AND INTERESTS IN THE CONTRACT.......................
     Contract Owner
     Joint Owner
     Contingent Owner
     Annuitant
     Contingent Annuitant
     Co-Annuitant
     Joint Annuitant
     Beneficiary and Contingent Beneficiary
     Changes to the Parties to the Contract
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Purchase Payment Credits
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization
RIGHT TO EXAMINE AND CANCEL...................................
SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION.................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

SURRENDER (REDEMPTION) AFTER ANNUITIZATION....................
SURRENDERS UNDER CERTAIN PLAN TYPES...........................
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or
        a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Enhanced Fixed Account Dollar Cost Averaging
     Fixed Account Interest Out Dollar Cost Averaging
     Systematic Withdrawals
DEATH BENEFITS................................................
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     Death Benefit Payment
     Death Benefit Calculations
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Annuity Payments
     Variable Annuity Payments
     Frequency and Amount of Annuity Payments
ANNUITY PAYMENT OPTIONS.......................................
     Annuity Payment Options for Contracts with Total Purchase
        Payments Less Than or Equal to $2,000,000
     Annuity Payment Options for Contracts with Total Purchase
        Payments Greater Than $2,000,000
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING ..................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

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                                                  CONTRACT OWNER TRANSACTION EXPENSES
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MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered).....................     7%   1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25  2
ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%3
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5%   4
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................     1%
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The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

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                                                      RECURRING CONTRACT EXPENSES
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VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5
     VARIABLE ACCOUNT CHARGE.............................................................................................     1.50%
     DEATH BENEFIT OPTIONS (an applicant may elect one)
         ONE-MONTH ENHANCED DEATH BENEFIT II OPTION (available beginning May 1, 2004 or a later date if state
            law requires)................................................................................................     0.20%6
         Total Variable Account Charges (including this option only).....................................................     1.70%
         ONE-MONTH ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the One-Month Enhanced
         Death Benefit II Option)........................................................................................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.70%
         COMBINATION ENHANCED DEATH BENEFIT II OPTION (available beginning May 1, 2004 or a later date if state law
         requires).......................................................................................................     0.35%7
         Total Variable Account Charges (including this option only).....................................................     1.85%
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                                                       (CONTINUED ON NEXT PAGE)
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1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information. Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

7 The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.

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                                                RECURRING CONTRACT EXPENSES (CONTINUED)
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         COMBINATION ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the Combination Enhanced
         Death Benefit II Option)........................................................................................     0.30%1
         Total Variable Account Charges (including this option only).....................................................     1.80%
     SPOUSAL PROTECTION ANNUITY OPTION...................................................................................     0.20%2
     Total Variable Account Charges (including this option only).........................................................     1.70%
     BENEFICIARY PROTECTOR II OPTION.....................................................................................     0.35%3
     Total Variable Account Charges (including this option only).........................................................     1.85%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.

     CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION (available beginning _________ or a later date if state law requires)
     Total Variable Account Charges (including this option only).........................................................     1.00%5
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term          2.50%
         Options or Target Term Options will be assessed a fee of 1.00%. 4
     CAPITAL PRESERVATION PLUS OPTION ...................................................................................     0.50%6
     Total Variable Account Charges (including this option only).........................................................     2.00%

         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
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The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).


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                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
                                              (for contracts issued after ________, 2004)

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Variable Account Charge (applicable to all contracts)....................................................................     1.50%
Combination Enhanced Death Benefit II Option.............................................................................     0.35%
Spousal Protection Annuity Option........................................................................................     0.20%
Beneficiary Protector II Option..........................................................................................     0.35%
Capital Preservation Plus Lifetime Income Option.........................................................................     1.00%

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MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.40%

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UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

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Total Annual Underlying Mutual Fund Operating Expenses                                                        Minimum        Maximum
---------------------------------------------------------------------------------------------------------- -------------- ----------
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution
(12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)                    0.52%          4.56%
---------------------------------------------------------------------------------------------------------- -------------- ----------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


1 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

2 For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the daily net assets of the variable account.

3 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.


4 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

5 The option is not available when the Capital Preservation Plus Option is elected. Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.


6 The Capital Preservation Plus Option may be elected at the time of application or within the first 60 days after the contract is issued. The option is not available when the Capital Preservation Plus Lifetime Income Option is elected. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV

o    Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas
     Portfolio: Service Class 2R

o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

o    GVIT - Dreyfus GVIT International Value Fund: Class VI

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI

o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class IV

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    a Contingent Deferred Sales Charge; and
o the total variable account charges associated with the most expensive combination of optional benefits (3.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

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                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
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                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
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Maximum Total Underlying Mutual
Fund Operating Expenses (4.56%)                                                                       *
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Minimum Total Underlying Mutual
Fund Operating Expenses (0.52%)                                                                       *
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*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
o    Charitable Remainder Trusts;
o    Individual Retirement Annuities ("IRAs");
o    Investment-Only Contracts (Qualified Plans);
o    Non-Qualified Contracts;
o    Roth IRAs;
o    Simplified Employee Pension IRAs ("SEP IRAs");
o    Simple IRAs; and
o    Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------ ------------------ -----------------
       CONTRACT           MINIMUM INITIAL       MINIMUM
         TYPE            PURCHASE PAYMENT      SUBSEQUENT
                                               PAYMENTS*
------------------------ ------------------ -----------------
Charitable Remainder          $10,000            $1,000
Trust
------------------------ ------------------ -----------------
IRA                           $10,000            $1,000
------------------------ ------------------ -----------------
Investment-Only               $10,000            $1,000
------------------------ ------------------ -----------------
Non-Qualified                 $10,000            $1,000
------------------------ ------------------ -----------------
Roth IRA                      $10,000            $1,000
------------------------ ------------------ -----------------
SEP IRA                       $10,000            $1,000
------------------------ ------------------ -----------------
Simple IRA                    $10,000            $1,000
------------------------ ------------------ -----------------
Tax Sheltered Annuity         $10,000            $1,000
------------------------ ------------------ -----------------

*For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CREDITS ON PURCHASE PAYMENTS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

CHARGES AND EXPENSES

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of distributing, issuing, and maintaining variable annuity contracts.



Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- --------------
DEATH BENEFIT OPTIONS                               CHARGES*
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit II Option1         0.20%
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit Option2            0.20%
--------------------------------------------------- --------------
Combination Enhanced Death Benefit II Option3       0.35%
--------------------------------------------------- --------------
Combination Enhanced Death Benefit Option4          0.30%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit is only available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application. If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004, (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application. This option is only available for contracts with annuitants age 75 or younger at the time of application. If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.

Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Capital Preservation Plus Option


The Capital Preservation Plus Option may be elected at application or within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge. The Capital Preservation Plus Option may not be elected when the Capital Preservation Plus Lifetime Income Option is elected.

Capital Preservation Plus Lifetime Income Option

Beginning __________ (or a later date if state law requires), an applicant may elect the Capital Preservation Plus Lifetime Income Option at the time of application provided that the primary contract owner (or the primary annuitant in the case of a non-natural contract owner) is age 35 or older at the time of application. If an applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account. Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. Currently, the interest rate deduction is 0.60%. The Capital Preservation Plus Lifetime Income Option may not be elected when the Capital Preservation Plus Option is elected.


Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

TEN DAY FREE-LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").



CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options ("GTOs") are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account.

Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten
(10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

------------------------------------------------- ----------------
OPTIONAL BENEFIT                                  GTO CHARGE
------------------------------------------------- ----------------
Beneficiary Protector II Option                   0.35%
------------------------------------------------- ----------------
Capital Preservation Plus Option                  0.50%
------------------------------------------------- ----------------
Capital Preservation Plus Lifetime
Income Option                                     1.00%*
------------------------------------------------- ----------------

*Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector II Option, a charge is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Beneficiary Protector II Option, payments or transfers made to the fixed account will be assessed a fee of 0.35%. Consequently, the interest rate of return credited to assets in the fixed account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

VARIABLE ACCOUNT CHARGE

Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 16).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least 2 years;

(2) upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 16); or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a) the contract value at the close of the day prior to the date of the withdrawal; and

(b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Optional benefits must be elected at the time of application and will replace the corresponding standard contract benefit. Once elected, optional benefits may not be removed from the contract.

The charges associated with optional benefits will be assessed until annuitization.

DEATH BENEFIT OPTIONS

For an additional charge, an applicant may elect a death benefit option. The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 33.

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option. Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available. The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that this option has no restriction on the annuitant's age and for item
(3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (less similar adjustments). Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 33.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option. Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available. The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the daily net assets of the variable account) and this option is available for applicants with annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.

SPOUSAL PROTECTION ANNUITY OPTION

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option. For contracts that elected the Spousal Protection Annuity Option prior to state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both spouses must be age 85 or younger at the time the contract is issued (or such younger age as required by any elected optional benefit);

(4)  Both spouses must be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7) If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

The charge associated with this option is assessed on variable account allocations only. Nationwide may realize a profit from the charge assessed for this option.

BENEFICIARY PROTECTOR II OPTION

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option. In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)  terminate the contract; or

(b)  continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) - (b); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b=   purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.



Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death. If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%. If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) - (b) - (c), where:

a= contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b= the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c= purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.

Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced program operates similarly to the standard program, but provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard version, in exchange for stricter limits as to how the contract owner may allocate the Non-Guaranteed Term Option component. When enhanced programs are offered, the charge will be the same as the charge associated with the standard Capital Preservation Plus Option.

It is possible, under certain programs, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Availability


The Capital Preservation Plus Option may be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.


Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series II Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Ultra Fund: Class II
o    American Century VP Value Fund: Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Stock Index Fund, Inc.: Service Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2
o    VIP Growth Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R) Portfolio: Service Class 2
o    VIP II Investment Grade Bond Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST
o    Comstock GVIT Value Fund: Class II
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R) Fund: Class II
o    Gartmore GVIT U.S. Growth Leaders Fund: Class II

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Main Street(R) Fund/VA: Service Class

PUTNAM VARIABLE TRUST
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class II

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares

JANUS ASPEN SERIES
o    Balanced Portfolio: Service Shares
o    Capital Appreciation Portfolio: Service Shares
o    Risk-Managed Core Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid Cap Growth Portfolio: Class S

Note, however, that if the contract owner wishes to take advantage of an enhanced version of the Capital Preservation Plus Option, the list of available investment options may be restricted further than that which is listed above.

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and

Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

For those contracts that have elected an enhanced version of the Capital Preservation Plus Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.


If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days before the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days before the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, at the end of the program period, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.


Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.



Election of a New Capital Preservation Plus Option


At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning _________ (or a later date if state law requires), at the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.

CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION

The Capital Preservation Plus Lifetime Income Option ("CPP Lifetime Income Option") is an extension of the Capital Preservation Plus Option ("CPP Option"). It provides all the capital preservation protection of the CPP Option, and also enables the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Additionally, rates credited to the Guaranteed Term Options will be reduced by an amount not to exceed 1.00%. Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPP Lifetime Income Option will be assessed until annuitization.

Availability

Beginning __________ (or a later date if state law requires), an applicant may elect the CPP Lifetime Income Option at the time of application provided that the person's life upon which the benefit depends (the "determining life") is age 35 or older at the time of application. At the time of election, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if the CPP Option is elected.

Additionally, a contract owner who elected the CPP Option (including the enhanced version of the CPP Option) may, under certain conditions, elect to replace the CPP Option with the CPP Lifetime Income Option

(see "Capital Preservation Plus Option").

From time to time, Nationwide may offer the CPP Lifetime Income Option to existing contract owners.

Market conditions may enable Nationwide to offer an enhanced version of the CPP Lifetime Income Option, which includes an enhancement similar to that described in "The Advantage of Capital Preservation Plus" earlier in this prospectus. An enhanced version of the CPP Lifetime Income Option will be subject to the rates, conditions, and allocation percentages in effect at that point in time. There are two phases of the CPP Lifetime Income Option: the preservation phase and the income phase.


Preservation Phase of the CPP Lifetime Income Option

The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

All of the conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option. However, unlike the CPP Option, contract owners may not terminate the CPP Lifetime Income Option prior to the end of the selected program period (see "Terminating the Capital Preservation Plus Option"). Also, like the CPP Option, market conditions determine the availability and allocation percentages of the various program periods.

Just as with the CPP Option, if at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited are considered earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner (see "CPP Lifetime Income Option and Death of Owner and/or Annuitant").

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period termination to the contract owner. The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue. The contract owner's election is irrevocable. The contract owner must elect to either remain in the preservation phase of the option by electing a new CPP program, move into the income phase of the option, or terminate the option. Each of these options is discussed more thoroughly below.

>> Remaining in the preservation phase of the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin a new CPP program under the CPP Lifetime Income Option. The CPP program will be subject to the rates and conditions that are in effect at that point in time and the guaranteed amount on the new CPP program will be the contract value as of the beginning of the new CPP program period. Nationwide will continue to assess the charge associated with the CPP Lifetime Income Option.

>> Moving into the "income phase" of the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the income phase of the CPP Lifetime Income Option (see "Income Phase of the CPP Lifetime Income Option" below).

>> Terminating the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option. Upon such an election, Nationwide will no longer assess the charge associated with this option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's election prior to the end of the CPP program period, Nationwide will automatically transition the contract to the income phase of the CPP Lifetime Income Option and will transfer the contract value to the GVIT - Gartmore GVIT Investor Destinations Moderate Fund:
Class II.

Income Phase of the CPP Lifetime Income Option

Once the contract owner elects to begin the income phase of the CPP Lifetime Income Option, Nationwide will automatically reallocate the entire contract value to the GVIT - Gartmore GVIT Investor Destinations Moderate Fund: Class II for the duration of the income phase. During the income phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

Simultaneously, Nationwide will determine the lifetime income base, which is equal to the contract value as of the end of the CPP program period, including any amounts credited under the CPP principal guarantee.

At any point in the income phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract. When the contract owner submits the first surrender request during the income phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime income amount." The lifetime income amount is determined by multiplying the lifetime income base by the corresponding lifetime income percentage in the chart that follows.

   ------------------------------- -----------------------------
      Age of determining life:     Lifetime income percentage:
   ------------------------------- -----------------------------
        age 35 up to age 59 1/2                --
   ------------------------------- -----------------------------
        age 59 1/2 up to age 67                --
   ------------------------------- -----------------------------
        age 67 up to age 72                    --
   ------------------------------- -----------------------------
          age 72 or older                      --
   ------------------------------- -----------------------------

The lifetime income percentage is based on the age of the determining life as of the date of the first surrender during the income phase and will not change.

Thereafter, on each anniversary of the beginning of the income phase, the contract owner is entitled to surrender an amount equal to the lifetime income amount until the earlier of the contract owner's death or annuitization, regardless of the actual value of the contract. Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime income amount after the contract value is zero.

All surrenders from the contract reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract. Surrender requests may be submitted systematically or directly by the contract owner. Lifetime income amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime income amount (provided that the contract value is greater than zero). However, to the extent that a surrender exceeds the lifetime income amount, Nationwide will proportionately reduce the lifetime income base, which will result in a lower lifetime income amount in subsequent years.

Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime income amount and all such surrenders of the lifetime income amount are considered earnings.

Surrenders taken before the contract owner is age 59 1/2 may be subject to additional tax penalties.

Ratchet Opportunity

On each _-year anniversary of the beginning of the income phase, the contract owner will have a ratchet opportunity, whereby he/she is entitled to instruct Nationwide to reset the lifetime income base to equal the current contract value. If the contract owner chooses to reset the lifetime income base, it will be subject to the price, lifetime income percentages, and option availability at that time. Note, however, that regardless of whether or not the contract owner chooses to reset the lifetime income base, the lifetime income percentage will continue to be based on the age of the determining life as of the date of the first surrender during the income phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

CPP Lifetime Income Option and Death of Determining Life

Continuation of this annuity contract is dependent on the life of the annuitant. Therefore, regardless of whether the annuitant is the determining life on this option, the annuitant's death will result in the payment of a death benefit and no benefit is payable under this option.

However, when the determining life and the annuitant are different, and the determining life dies, the CPP Lifetime Income Option will operate as described below.

If the determining life dies during the preservation phase of the contract (and the contract value is not distributed), the option will continue until the end of the CPP program period, at which time Nationwide will credit to the contract any amount due under the guarantee and the option will terminate, including all charges, guarantees, and conditions associated with the option. Any successor to the contract may elect to re-add the CPP Lifetime Income Option at the rates, conditions, allocation percentages, and prices in effect at that time, provided that they inform Nationwide of their election before the end of the CPP program period. The successor to the contract will be the new determining life for purposes of this option.

If the determining life dies during the income phase, the option will immediately terminate, including all charges, guarantees, and conditions associated with the option.


REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 1.85% until the second benefit is applied and the charge is no longer assessed. At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.50%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.85% will have a lower unit value than sub-account X with charges of 1.50% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

OWNERSHIP AND INTERESTS IN THE CONTRACT

CONTRACT OWNER

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the

Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

JOINT OWNER

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

CONTINGENT OWNER

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

CONTINGENT ANNUITANT

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

CO-ANNUITANT

A co-annuitant, if named, must be the annuitant's spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected) (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

JOINT ANNUITANT

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

CHANGES TO THE PARTIES TO THE CONTRACT

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

o    contract owner (Non-Qualified Contracts only);

o    joint owner (must be the contract owner's spouse);

o    contingent owner;

o    annuitant (subject to Nationwide's underwriting and approval);

o    contingent annuitant (subject to Nationwide's underwriting and approval);

o    co-annuitant (must be the annuitant's spouse);

o    joint annuitant (subject to Nationwide's underwriting and approval);

o    beneficiary; or

o    contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------- ----------------- ------------------
        CONTRACT           MINIMUM INITIAL        MINIMUM
          TYPE             PURCHASE PAYMENT     SUBSEQUENT
                                                 PAYMENTS*
-------------------------- ----------------- ------------------
Charitable Remainder           $10,000            $1,000
Trust
-------------------------- ----------------- ------------------
IRA                            $10,000            $1,000
-------------------------- ----------------- ------------------
Investment-Only                $10,000            $1,000
-------------------------- ----------------- ------------------
Non-Qualified                  $10,000            $1,000
-------------------------- ----------------- ------------------
Roth IRA                       $10,000            $1,000
-------------------------- ----------------- ------------------
SEP IRA                        $10,000            $1,000
-------------------------- ----------------- ------------------
Simple IRA                     $10,000            $1,000
-------------------------- ----------------- ------------------
Tax Sheltered Annuity          $10,000            $1,000
-------------------------- ----------------- ------------------

*For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURCHASE PAYMENT CREDITS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. The formula used to determine the amount of the PPC is as follows:

       (Cumulative Purchase Payments x PPC%)
-      PPCs Paid to Date
------ --------------------------------------------
=      PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

     --------------------------- -----------------------------
     If Cumulative Purchase      Then the PPC% is . . .
     Payments are . . .
     --------------------------- -----------------------------
           $0 - $499,999           0.0% (no PPC is payable)
     --------------------------- -----------------------------
        $500,000 - $999,999                  0.5%
     --------------------------- -----------------------------
         $1,000,000 or more                  1.0%
     --------------------------- -----------------------------

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.


Purchase payments, surrenders and transfers will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:


o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day


Nationwide also will not price purchase payments, surrenders, or transfers if:


(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.



DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit


Sub-account allocations are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.


Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 3.40% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.


Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)  adding any interest earned on the amounts allocated to the fixed account;
     and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2) adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via email or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "U.S. Mail Restrictions").


TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:

                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and

                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.


Nationwide may, as an administrative practice, permit contract owners that are required to submit transfer requests via U.S. mail to submit transfer requests via the internet and/or telephone with a one-day delay. Any such transfer requests will be executed on the next business day after the exchange request is received by Nationwide. Transfers submitted with a one-day delay are irrevocable.


Managers of Multiple Contracts


Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail. However, Nationwide may, permit such advisers/investment representatives to submit transfer requests via the internet and/or telephone with a one-day delay, as described above.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.


TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

RIGHT TO EXAMINE AND CANCEL

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under that program. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:
(a) the amount requested; or (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract. The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

SURRENDER (REDEMPTION) AFTER ANNUITIZATION

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

SURRENDERS UNDER CERTAIN PLAN TYPES

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

------------------------ -------------------------------------
        CONTRACT VALUES  MAXIMUM OUTSTANDING LOAN BALANCE
                         ALLOWED
------------------------ -------------------------------------
up to $20,000            up to 80% of contract value (not
                         more than $10,000)
------------------------ -------------------------------------
$20,000 and over         up to 50% of contract value (not
                         more than $50,000*)
------------------------ -------------------------------------
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract owner takes a full surrender of the contract;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, Fidelity VIP II Investment Grade Bond Portfolio:
Service Class 2, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class II, GVIT - Gartmore GVIT Money Market Fund: Class I, and Neuberger Berman AMT Limited Maturity Bond
Portfolio: Class I to any other underlying mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

ENHANCED FIXED ACCOUNT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging and the contract value must be at least $10,000 at the time the purchase payment is applied.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options. Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers. For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

FIXED ACCOUNT INTEREST OUT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

------------------------------ -----------------------
                                   PERCENTAGE OF
      CONTRACT OWNER'S             CONTRACT VALUE
             AGE
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
   Age 59 1/2 through age 61             7%
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal program terminates automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.

DEATH BENEFITS

DEATH OF CONTRACT OWNER

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

DEATH OF ANNUITANT

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The recipient of the death benefit may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit within 30 days of receiving proof of death and the instructions as to the payment of the death benefit. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

DEATH BENEFIT CALCULATIONS

The contract owner may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of the death benefit is determined as of the date of the annuitant's death.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A=   the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

       The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

       The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

       If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B=   the contract value; and

F= the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A=   the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

       The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

       The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

       If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B=   the contract value; and

F= the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option is the same as the One-Month Enhanced Death Benefit II Option except that this option has no restriction on the annuitant's age and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered. The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender. Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A=   the greatest of:

          (1)  the contract value;

          (2) the total of all purchase payments, less an adjustment for amounts surrendered;

          (3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

          (4)  The 5% interest anniversary value.

       The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

       The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

       If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B=   the contract value; and

F= the ratio of $3,000,000 to the total of all purchase payments made to the contract.

In the following scenarios, the 5% interest anniversary value would result in the greatest death benefit:

Scenario 1. The contract owner makes an initial deposit of $100,000, the market performs poorly, and the annuitant dies shortly after 1st contract anniversary.

In this scenario, the beneficiary will receive the greatest of:

(1)  Contract value: $95,000;

(2)  Return of purchase payments: $100,000;

(3)  Anniversary value: $100,000; or

(4)  5% interest anniversary value: $105,000.

The 5% interest anniversary value would result in the highest death benefit.

Scenario 2. The contract owner makes an initial deposit of $100,000 and the annuitant dies shortly after the 2nd contract anniversary. At the 1st contract anniversary, the contract value is $106,000; at the 2nd contract anniversary, the contract value is $108,000.

In this scenario, the beneficiary will receive the greatest of:

(1)  Contract value: $108,000;

(2)  Return of purchase payments: $100,000;

(3)  Anniversary value: $108,000; or

(4)  5% interest anniversary value: $110,250.

The 5% interest anniversary value would result in the highest death benefit.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and is available for applicants with annuitants age 80 or younger at the time of application.

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 1/2 for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of purchase payments allocated to provide variable annuity payments;

o    the variable account value on the annuitization date;

o the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

o    the annuity payment option elected;

o    the frequency of annuity payments;

o    the annuitization date;

o the assumed investment return (the net investment return required to maintain level variable annuity payments);

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2) multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

ANNUITY PAYMENT OPTIONS

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS LESS THAN OR EQUAL TO $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

o    Single Life;

o    Standard Joint and Survivor; and

o    Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS GREATER THAN $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)  a Fixed Life Annuity with a 20 Year Term Certain; or

(2)  a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past year. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents and new industry-wide legislation, rules or regulations that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, distribution and service provider compensation arrangements, and sales practices. The SEC, in conjunction with the New York State Attorney General, is conducting an investigation of market timing in certain international and global mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. The plaintiff has appealed that dismissal to the United Stated Court of Appeals for the Fifth Circuit. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................170

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

           Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth
and Income Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
----------------------------------------------- ------------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
----------------------------------------------- ------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------


Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).


Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Mid Cap Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------


Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign
Securities Fund: Class 2 The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Comstock GVIT Value Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
----------------------------------------------- -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
----------------------------------------------- -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and
Communications Fund: Class II The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
----------------------------------------------- -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds
-------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund: Class II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderately                                         and income.  The Fund invests in a target allocation mix of 30%
Conservative Fund: Class                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital.  The Fund invests in a target allocation mix of 40% large
Fund: Class II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.  The Fund invests in a
Aggressive Fund: Class II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Aggressive                                         and income.  The Fund invests in a target allocation mix of 30%
Fund: Class II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund - Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------


Janus Aspen Series - Capital Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - International Growth Portfolio: Service Shares
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - International Growth Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
----------------------------------------------- -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: Class S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------


Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.94%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------


Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Small Cap Fund/VA: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Oppenheimer Funds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------



The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.50%) and contracts with all optional benefits available on December 31, 2003 (the maximum variable account charge of 2.75%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                 calling:             1-800-848-6331, TDD 1-800-238-3035
                 writing:             Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215
                checking
                on-line at:           www.bestofamerica.com

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV, Fidelity Variable Insurance Products Fund -Fidelity VIP Overseas Portfolio: Service Class 2R, Franklin Templeton Variable Insurance Products Trust- Templeton Foreign Securities Fund: Class 3, GVIT - Dreyfus GVIT International Value Fund: Class VI, GVIT - Gartmore GVIT Emerging Markets Fund: Class VI, GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI, GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI, Janus Aspen Series - International Growth Portfolio: Service II Shares, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Class IV were added to the variable account on May 1, 2004. Therefore, no Condensed Financial Information is available.




                           No Additional Contract Options Elected (Total 1.50%) (Variable account charges of 1.50% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

AIM Variable Insurance         10.000000           14.054469              40.54%              19,875         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

AIM Variable Insurance         10.000000           13.351626              33.52%               4,307         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

AIM Variable Insurance         10.000000           13.952921              39.53%               1,910         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

AllianceBernstein              10.000000           13.674879              36.75%              28,204         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

AllianceBernstein              10.000000           14.780072              47.80%              12,682         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           13.454487              35.54%               9,068         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           12.971311              29.71%               4,046         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           13.025383              30.25%              10,571         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           13.578460              35.78%              21,482         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           10.402441               4.02%              23,642         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Dreyfus Investment             10.000000           14.554031              45.54%               9,499         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Dreyfus Stock Index            10.000000           13.294674              32.95%              29,905         2003*
Fund, Inc.: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Dreyfus Variable               10.000000           12.664983              26.65%              20,157         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Dreyfus Variable               10.000000           13.776744              37.77%               9,013         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Federated Insurance            10.000000           13.308187              33.08%               4,396         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Federated Insurance            10.000000           12.955995              29.56%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Federated Insurance            10.000000           10.245244               2.45%              67,025         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP                   10.000000           13.707361              37.07%              58,180         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ

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Fidelity VIP Growth            10.000000           13.849434              38.49%              24,003         2003*
Portfolio: Service
Class 2 - Q/NQ

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Fidelity VIP Overseas          10.000000           14.793419              47.93%              36,482         2003*
Portfolio: Service
Class 2 - Q/NQ

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Fidelity VIP II                10.000000           13.366029              33.66%              75,850         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ

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Fidelity VIP II                10.000000           10.303396               3.03%              16,849         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ

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Fidelity VIP III Mid           10.000000           14.336397              43.36%              76,866         2003*
Cap Portfolio: Service
Class 2 - Q/NQ

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Fidelity VIP III Value         10.000000           16.638834              66.39%               6,841         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ

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Franklin Templeton             10.000000           13.177260              31.775              27,376         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ

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Franklin Templeton             10.000000           14.402664              44.03%              10,437         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ

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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

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Franklin Templeton             10.000000           13.763401              37.63%              22,366         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ

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GVIT Comstock GVIT             10.000000           13.631643              36.32%              60,088         2003*
Value Fund: Class II -
Q/NQ

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GVIT Dreyfus GVIT              10.000000           13.668005              36.68%               3,106         2003*
International Value
Fund: Class II - Q/NQ

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GVIT Dreyfus GVIT Mid          10.000000           14.328349              43.28%               9,755         2003*
Cap Index Fund: Class I
- Q/NQ

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GVIT Federated GVIT            10.000000           11.931120              19.31%              12,466         2003*
High Income Bond Fund:
Class I - Q/NQ

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GVIT Gartmore GVIT             10.000000           16.696081              66.96%               4,735         2003*
Emerging Markets Fund:
Class II - Q/NQ

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GVIT Gartmore GVIT             10.000000           14.249088              42.49%                 377         2003*
Global Financial
Services Fund: Class II
- Q/NQ

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GVIT Gartmore GVIT             10.000000           13.849764              38.50%               4,473         2003*
Global Health Sciences
Fund: Class II - Q/NQ

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GVIT Gartmore GVIT             10.000000           15.296549              52.97%               1,483         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ

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GVIT Gartmore GVIT             10.000000           12.440545              24.41%               1,208         2003*
Global Utilities Fund:
Class II - Q/NQ

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------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           10.065763               0.66%             123,118         2003*
Government Bond Fund:
Class I - Q/NQ

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GVIT Gartmore GVIT             10.000000           10.747049               7.47%              18,838         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ

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GVIT Gartmore GVIT             10.000000           11.463419              14.63%              50,259         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ

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GVIT Gartmore GVIT             10.000000           12.230307              22.30%             250,991         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ

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GVIT Gartmore GVIT             10.000000           13.067345              30.67%              38,122         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ

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GVIT Gartmore GVIT             10.000000           13.738255              37.38%              31,177         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ

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GVIT Gartmore GVIT Mid         10.000000           12.575565              25.76%              12,433         2003*
Cap Growth Fund: Class
II - Q/NQ

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GVIT Gartmore GVIT             10.000000            9.916936              -0.83%             106,497         2003*
Money Market Fund:
Class I - Q/NQ

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GVIT Gartmore GVIT             10.000000           13.140251              31.40%               1,889         2003*
Nationwide(R)Fund: Class
II - Q/NQ

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GVIT Gartmore GVIT U.S.        10.000000           14.941071              49.41%                 218         2003*
Growth Leaders Fund:
Class II - Q/NQ

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------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT GVIT Small Cap            10.000000           13.758533              37.59%               1,830         2003*
Growth Fund: Class II -
Q/NQ

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GVIT GVIT Small Cap            10.000000           16.733305              67.33%              13,335         2003*
Value Fund: Class II -
Q/NQ

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GVIT GVIT Small Company        10.000000           14.667440              46.67%              28,688         2003*
Fund: Class II - Q/NQ

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GVIT Van Kampen GVIT           10.000000           10.922848               9.23%              27,564         2003*
Multi Sector Bond Fund:
Class I - Q/NQ

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Janus Aspen Series -           10.000000           11.530862              15.31%              25,707         2003*
Balanced Portfolio:
Service Shares - Q/NQ

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Janus Aspen Series -           10.000000           12.465371              24.65%               2,757         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

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Janus Aspen Series -           10.000000           14.399651              44.00%               5,770         2003*
International Growth
Portfolio: Service
Shares - Q/NQ

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Janus Aspen Series -           10.000000           12.178822              21.79%              10,393         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ

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MFS(R)Variable Insurance        10.000000           12.622915              26.23%              23,821         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ

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MFS(R)Variable Insurance        10.000000           13.112910              31.13%              16,798         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ

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------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Neuberger Berman AMT           10.000000           13.558368              35.58%                 434         2003*
Fasciano Portfolio:
Class S - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Neuberger Berman AMT           10.000000           10.062877               0.63%              16,371         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Neuberger Berman AMT           10.000000           12.574042              25.74%               4,379         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Neuberger Berman AMT           10.000000           12.250550              22.51%               1,442         2003*
Socially Responsive
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Oppenheimer Variable           10.000000           13.653538              36.54%              15,334         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Oppenheimer Variable           10.000000           15.138497              51.38%              22,157         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Oppenheimer Variable           10.000000           12.103355              21.03%               8,972         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Oppenheimer Variable           10.000000           13.113389              31.13%              20,326         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Oppenheimer Variable           10.000000           15.113211              51.13%               2,339         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Putnam Variable Trust -        10.000000           12.300530              23.01%               3,270         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Putnam Variable Trust -        10.000000           12.670326              26.70%               4,920         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

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Putnam Variable Trust -        10.000000           11.734923              17.35%               7,463         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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The Universal                  10.000000           10.113318               1.13%              27,281         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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The Universal                  10.000000           12.584719              25.85%               6,978         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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The Universal                  10.000000           13.510360              35.10%              38,208         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                        Maximum Additional Contract Options Elected (Total 2.75%) (Variable account charges of 2.75% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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AIM Variable Insurance         10.000000           12.794135              27.94%                   0         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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AIM Variable Insurance         10.000000           12.146174              21.46%               1,246         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

AIM Variable Insurance         10.000000           12.751290              27.51%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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AllianceBernstein              10.000000           12.190984              21.91%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

AllianceBernstein              10.000000           13.506639              35.07%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           12.241571              22.42%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           12.478474              24.78%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           11.676772              16.77%               1,297         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           12.317024              23.17%               1,269         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

American Century               10.000000           10.270430               2.70%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Dreyfus Investment             10.000000           13.274342              32.74%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Dreyfus Stock Index            10.000000           12.012514              20.13%                 646         2003*
Fund, Inc.: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Dreyfus Variable               10.000000           11.582860              15.83%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Dreyfus Variable               10.000000           12.642571              26.43%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Federated Insurance            10.000000           12.342453              23.42%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Federated Insurance            10.000000           11.830736              18.31%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Federated Insurance            10.000000            9.975615              -0.24%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP                   10.000000           12.471913              24.72%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP Growth            10.000000           12.342911              23.43%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP Overseas          10.000000           14.366822              43.67%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP II                10.000000           12.285646              22.86%                   0         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP II                10.000000           10.015587               0.16%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP III Mid           10.000000           13.807693              38.08%                   0         2003*
Cap Portfolio: Service
Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Fidelity VIP III Value         10.000000           14.653775              46.54%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Franklin Templeton             10.000000           12.058413              20.58%                   0         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Franklin Templeton             10.000000           13.091484              30.91%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Franklin Templeton             10.000000           13.005097              30.05%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Comstock GVIT             10.000000           12.424069              24.24%                   0         2003*
Value Fund: Class II -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Dreyfus GVIT              10.000000           13.552039              35.52%                   0         2003*
International Value
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Dreyfus GVIT Mid          10.000000           12.954662              29.55%                   0         2003*
Cap Index Fund: Class I
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Federated GVIT            10.000000           10.913823               9.14%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           15.764871              57.65%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           13.165747              31.66%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           12.335980              23.36%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           13.727437              37.27%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           11.762324              17.62%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000            9.870436              -1.30%                   0         2003*
Government Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           10.415999               4.16%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           10.926922               9.27%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           11.485655              14.86%                 767         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           12.109389              21.09%                   0         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           12.573870              25.74%               6,887         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT Mid         10.000000           12.468855              24.69%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000            9.801712              -1.98%                   0         2003*
Money Market Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT             10.000000           11.934984              19.35%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Gartmore GVIT U.S.        10.000000           13.134937              31.35%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT GVIT Small Cap            10.000000           12.375046              23.75%                   0         2003*
Growth Fund: Class II -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT GVIT Small Cap            10.000000           14.660176              46.60%                   0         2003*
Value Fund: Class II -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT GVIT Small Company        10.000000           13.284106              32.84%                   0         2003*
Fund: Class II - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

GVIT Van Kampen GVIT           10.000000           10.435528               4.36%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Janus Aspen Series -           10.000000           10.827105               8.27%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Janus Aspen Series -           10.000000           11.553597              15.54%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Janus Aspen Series -           10.000000           13.439992              34.40%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Janus Aspen Series -           10.000000           12.075478              20.75%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

MFS(R)Variable Insurance        10.000000           11.367537              13.68%               1,004         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

MFS(R)Variable Insurance        10.000000           12.119843              21.20%                 970         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Neuberger Berman AMT           10.000000           12.375530              23.76%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Neuberger Berman AMT           10.000000            9.913731              -0.86%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Neuberger Berman AMT           10.000000           12.414689              24.15%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Neuberger Berman AMT           10.000000           12.146568              21.47%                   0         2003*
Socially Responsive
Portfolio - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Oppenheimer Variable           10.000000           12.200675              22.01%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

Oppenheimer Variable           10.000000           14.016105              40.16%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

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Oppenheimer Variable           10.000000           10.965685               9.66%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ

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Oppenheimer Variable           10.000000           11.987135              19.87%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ

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Oppenheimer Variable           10.000000           13.588023              35.88%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ

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Putnam Variable Trust -        10.000000           12.196135              21.96%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ

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Putnam Variable Trust -        10.000000           12.562751              25.63%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ

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Putnam Variable Trust -        10.000000           11.635330              16.35%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ

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The Universal                  10.000000           10.027332               0.27%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ

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The Universal                  10.000000           12.425135              24.25%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ

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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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The Universal                  10.000000           13.339141              33.39%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ

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APPENDIX C: CONTRACT TYPES AND TAX INFORMATION



TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC, and the difference between:

     (a)  the contract value at the close of the day before the withdrawal; and

     (b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

IRAs are contracts that satisfy the provisions of section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $3,000; if the contract owner is age 50 or older, the annual premium cannot exceed $3,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $3,000; if the contract owner is age 50 or older, the annual premium cannot exceed

     $3,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES (NON-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions from a Qualified Plan or Tax Sheltered Annuity must begin by April 1 of the calendar year following the calendar year in which the Participant (or Contract Owner) attains age 70 1/2 or retires, whichever occurs later. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9 which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the only designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Qualified Plan, Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. For an IRA, SEP IRA, or Simple IRA, the required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. For a Qualified Plan or Tax Sheltered Annuity, the required beginning date is April 1 of the calendar year following the calendar year in which the participant (or contract owner) attains age 70 1/2 or retires, whichever occurs later. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Qualified Plans, Tax Sheltered Annuities, IRA, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION


                      MAY 1, 2004, AMENDED DECEMBER 7, 2004


         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004, as amended December 7, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................170

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account-II and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions were paid by Nationwide to NISC.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2003. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV, Fidelity Variable Insurance Products Fund -Fidelity VIP Overseas Portfolio: Service Class 2R, Franklin Templeton Variable Insurance Products Trust- Templeton Foreign Securities Fund: Class 3, GVIT - Dreyfus GVIT International Value Fund: Class VI, GVIT - Gartmore GVIT Emerging Markets Fund: Class VI, GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI, GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI, Janus Aspen Series - International Growth Portfolio: Service II Shares, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Class IV were added to the variable account on May 1, 2004. Therefore, no Condensed Financial Information is available.

                                   No Additional Contract Options Elected (Total
                    1.50%) (Variable account charges of 1.50% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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AIM Variable Insurance         10.000000           14.054469              40.54%              19,875         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
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AIM Variable Insurance         10.000000           13.351626              33.52%               4,307         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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AIM Variable Insurance         10.000000           13.952921              39.53%               1,910         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
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AllianceBernstein              10.000000           13.674879              36.75%              28,204         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
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AllianceBernstein              10.000000           14.780072              47.80%              12,682         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
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American Century               10.000000           13.454487              35.54%               9,068         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
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American Century               10.000000           12.971311              29.71%               4,046         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
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American Century               10.000000           13.025383              30.25%              10,571         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
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American Century               10.000000           13.578460              35.78%              21,482         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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American Century               10.000000           10.402441               4.02%              23,642         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
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Dreyfus Investment             10.000000           14.554031              45.54%               9,499         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
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Dreyfus Stock Index            10.000000           13.294674              32.95%              29,905         2003*
Fund, Inc.: Service
Shares - Q/NQ
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Dreyfus Variable               10.000000           12.664983              26.65%              20,157         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
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Dreyfus Variable               10.000000           13.776744              37.77%               9,013         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
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Federated Insurance            10.000000           13.308187              33.08%               4,396         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
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Federated Insurance            10.000000           12.955995              29.56%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
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Federated Insurance            10.000000           10.245244               2.45%              67,025         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
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Fidelity VIP                   10.000000           13.707361              37.07%              58,180         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
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Fidelity VIP Growth            10.000000           13.849434              38.49%              24,003         2003*
Portfolio: Service
Class 2 - Q/NQ
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Fidelity VIP Overseas          10.000000           14.793419              47.93%              36,482         2003*
Portfolio: Service
Class 2 - Q/NQ
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Fidelity VIP II                10.000000           13.366029              33.66%              75,850         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
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Fidelity VIP II                10.000000           10.303396               3.03%              16,849         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
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Fidelity VIP III Mid           10.000000           14.336397              43.36%              76,866         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
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Fidelity VIP III Value         10.000000           16.638834              66.39%               6,841         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
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Franklin Templeton             10.000000           13.177260              31.775              27,376         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
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Franklin Templeton             10.000000           14.402664              44.03%              10,437         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
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Franklin Templeton             10.000000           13.763401              37.63%              22,366         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
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GVIT Comstock GVIT             10.000000           13.631643              36.32%              60,088         2003*
Value Fund: Class II -
Q/NQ
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GVIT Dreyfus GVIT              10.000000           13.668005              36.68%               3,106         2003*
International Value
Fund: Class II - Q/NQ
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GVIT Dreyfus GVIT Mid          10.000000           14.328349              43.28%               9,755         2003*
Cap Index Fund: Class I
- Q/NQ
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GVIT Federated GVIT            10.000000           11.931120              19.31%              12,466         2003*
High Income Bond Fund:
Class I - Q/NQ
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GVIT Gartmore GVIT             10.000000           16.696081              66.96%               4,735         2003*
Emerging Markets Fund:
Class II - Q/NQ
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.249088              42.49%                 377         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.849764              38.50%               4,473         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.296549              52.97%               1,483         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.440545              24.41%               1,208         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.065763               0.66%             123,118         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.747049               7.47%              18,838         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.463419              14.63%              50,259         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.230307              22.30%             250,991         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.067345              30.67%              38,122         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.738255              37.38%              31,177         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.575565              25.76%              12,433         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.916936              -0.83%             106,497         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.140251              31.40%               1,889         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.941071              49.41%                 218         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.758533              37.59%               1,830         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.733305              67.33%              13,335         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.667440              46.67%              28,688         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.922848               9.23%              27,564         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.530862              15.31%              25,707         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.465371              24.65%               2,757         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.399651              44.00%               5,770         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.178822              21.79%              10,393         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.622915              26.23%              23,821         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.112910              31.13%              16,798         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.558368              35.58%                 434         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.062877               0.63%              16,371         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.574042              25.74%               4,379         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.250550              22.51%               1,442         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.653538              36.54%              15,334         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.138497              51.38%              22,157         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.103355              21.03%               8,972         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.113389              31.13%              20,326         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.113211              51.13%               2,339         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.300530              23.01%               3,270         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.670326              26.70%               4,920         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.734923              17.35%               7,463         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.113318               1.13%              27,281         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.584719              25.85%               6,978         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.510360              35.10%              38,208         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    1.60%) (Variable account charges of 1.60% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           14.041976              40.42%               1,182         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.339769              33.40%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.940527              39.41%                 217         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.662722              36.63%               6,547         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.766948              47.67%               4,254         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.442526              34.43%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.959792              29.60%                 671         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.013813              30.14%               1,709         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.566392              35.66%               3,055         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.391879               3.92%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.541108              45.41%               3,936         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.282860              32.83%               1,274         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.653727              26.54%               2,737         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.764492              37.64%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.296363              32.96%                 350         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.944483              29.44%               4,047         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.236130               2.36%              20,028         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.695185              36.95%              30,464         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.837109              38.37%              17,031         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.780296              47.80%               3,825         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.354150              33.54%              17,430         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.294225               2.94%               5,833         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.323670              43.24%              18,030         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.624081              66.24%               4,733         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.165549              31.66%              15,664         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.389863              43.90%                 467         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.751167              37.51%              21,985         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.619525              36.20%              19,650         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.658756              36.59%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.315619              43.16%               6,699         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.920518              19.21%              13,024         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.681255              66.81%               3,272         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.236433              42.36%                  47         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.837460              38.37%                  48         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.282977              52.83%                  43         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.429469              24.29%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.056798               0.57%              22,869         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.737468               7.37%               2,892         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.453215              14.53%              16,976         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.219426              22.19%              23,350         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.055735              30.56%              14,679         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.726044              37.26%              22,563         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.567045              25.67%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.907723              -0.92%              17,772         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.128576              31.29%               6,169         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.927789              49.28%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.746313              37.46%                  76         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.718464              67.18%              12,113         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.654395              46.54%              12,666         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.913127               9.13%              10,118         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.520606              15.21%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.454292              25.54%               2,952         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.386862              43.87%              10,190         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.170561              21.71%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.611711              26.12%              10,324         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.101256              31.01%               6,046         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.546314              35.46%               2,124         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.053922               0.54%               8,143         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.561301              25.61%               1,399         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.242250              22.42%               1,299         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.641397              36.41%              15,154         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.125050              51.25%               4,169         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.092593              20.93%               9,080         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.101729              31.02%               3,101         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.099793              51.00%                 993         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.292191              22.92%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.661737              26.62%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.726971              17.27%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.106459               1.06%                 696         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.571945              25.72%               1,128         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.496647              34.97%               8,865         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    1.70%) (Variable account charges of 1.70% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           14.029489              40.29%              42,189         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.327906              33.28%              14,207         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.928124              39.28%               1,838         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.650578              36.51%              54,652         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.753808              47.54%              31,007         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.430573              34.31%               8,076         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.948252              29.48%               4,478         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.002232              30.02%              10,608         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.554322              35.54%              17,862         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.381319               3.81%               4,982         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.528180              45.28%               2,512         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.271042              32.71%              11,617         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.642473              26.42%               1,257         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.752253              37.52%               5,995         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.284540              32.85%                 350         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.932963              29.33%               1,823         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.227007               2.27%              37,128         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.683001              36.83%              26,777         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.824807              38.25%              40,594         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.767132              47.67%              20,774         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.342259              33.42%              40,399         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.285049               2.85%              15,370         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.310920              43.11%              22,993         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.609312              66.09%               6,379         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.153838              31.54%              21,709         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.377069              43.77%              14,401         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.738938              37.39%              22,029         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.607406              36.07%              43,854         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.649481              36.49%               2,961         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.302891              43.03%              26,194         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.909907              19.10%              25,706         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.666436              66.66%               3,005         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.223768              42.24%               2,041         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.825156              38.25%               7,470         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.269390              52.69%               2,177         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.418412              24.18%               3,798         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.047839               0.48%              17,401         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.727911               7.28%              12,391         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.443024              14.43%              59,653         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.208544              22.09%              37,067         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.044111              30.44%              33,370         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.713835              37.14%               5,998         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.558517              25.59%               2,305         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.898507              -1.01%              10,530         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.116888              31.17%                  88         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.914523              49.15%               2,014         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.734078              37.34%              14,069         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.703594              67.04%              13,383         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.641372              46.41%              17,145         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.903410               9.03%              19,636         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.510347              15.10%               7,312         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.443207              24.43%              20,311         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.374069              43.74%               3,890         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.162319              21.62%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.600490              26.00%              24,194         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.089582              30.90%               8,814         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.534262              35.34%               1,819         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.044958               0.45%              28,022         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.548541              25.49%              10,178         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.233952              22.34%               2,508         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.629267              36.29%               9,110         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.111597              51.12%              14,946         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.081836              20.82%              12,114         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.090067              30.90%              23,730         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.086384              50.86%               7,800         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.283848              22.84%               1,946         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.653145              26.53%               8,803         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.719017              17.19%                 471         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.099592               1.00%               6,630         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.559190              25.59%                 519         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.482966              34.83%               6,581         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    1.80%) (Variable account charges of 1.80% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           14.016990              40.17%              72,595         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.316033              33.16%               5,820         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.915742              39.16%                 600         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.638413              36.38%              46,955         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.740687              47.41%              38,798         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.418600              34.19%              11,965         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.936733              29.37%                 916         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.990651              29.91%               5,985         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.542256              35.42%               3,970         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.370757               3.71%               3,468         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.515251              45.15%               2,887         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.259231              32.59%               4,763         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.631214              26.31%               1,954         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.740007              37.40%               2,982         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.272703              32.73%               1,158         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.921451              29.21%              14,988         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.217883               2.18%              66,715         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.670820              36.71%              41,970         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.812504              38.13%              65,424         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.753996              47.54%              14,490         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.330385              33.30%              57,387         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.275874               2.76%               8,332         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.298178              42.98%              41,787         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.594524              65.95%               6,905         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.142118              31.42%              34,865         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.364281              43.64%               4,105         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.726705              37.27%              36,165         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.595292              35.95%              26,548         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.640223              36.40%               1,387         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.290151              42.90%               9,335         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.899285              18.99%              11,973         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.651616              66.52%               6,465         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.211109              42.11%                 915         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.812834              38.13%               2,294         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.255822              52.56%               8,654         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.407351              24.07%               1,574         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.038872               0.39%              39,935         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.718341               7.18%              48,273         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.432830              14.33%              27,219         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.197676              21.98%              79,394         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.032501              30.33%              60,363         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.701620              37.02%              10,594         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.550000              25.50%               1,860         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.889293              -1.11%              52,371         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.105211              31.05%              15,497         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.901257              49.01%              15,352         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.721857              37.22%               6,990         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.688734              66.89%              10,267         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.628336              46.28%              15,404         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.893681               8.94%              23,171         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.500087              15.00%               3,784         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.432126              24.32%              10,799         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.361268              43.61%              12,239         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.154059              21.54%                 152         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.589263              25.89%              17,960         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.077936              30.78%               5,586         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.522216              35.22%               1,689         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.036005               0.36%              16,608         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.535795              25.36%              18,979         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.225637              22.26%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.617132              36.17%              27,594         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.098167              50.98%              22,401         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.071064              20.71%               8,046         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.078404              30.78%              17,296         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.072953              50.73%              18,092         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.275514              22.76%               4,093         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.644552              26.45%              11,554         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.711064              17.11%               1,867         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.092718               0.93%               7,000         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.546417              25.46%               3,065         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.469260              34.69%              16,494         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    1.85%) (Variable account charges of 1.85% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           14.010752              40.11%               1,203         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.310109              33.10%               3,675         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.909528              39.10%                 277         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.632334              36.32%               7,719         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.734107              47.34%               1,797         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.412628              34.13%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.930963              29.31%                 359         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.984862              29.85%               6,533         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.536215              35.36%               7,311         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.365477               3.65%                 475         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.508790              45.09%               1,823         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.253320              32.53%               5,769         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.625572              26.26%               4,212         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.733890              37.34%               1,275         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.266794              32.67%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.915694              29.16%               1,493         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.213311               2.13%               7,560         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.664733              36.65%               9,136         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.806339              38.06%               5,829         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.747430              47.47%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.324455              33.24%               3,371         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.271299               2.71%                 998         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.291814              42.92%                 963         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.587140              65.87%               4,763         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.136268              31.36%               2,132         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.357875              43.58%                 453         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.720588              37.21%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.589226              35.89%              10,675         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.635585              36.36%                 342         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.283788              42.84%               5,558         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.893980              18.94%                 117         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.644208              66.44%                 231         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.204772              42.05%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.806681              38.07%                 775         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.249015              52.49%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.401814              24.02%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.034393               0.34%               2,412         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.713558               7.14%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.427726              14.28%               5,452         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.192229              21.92%               2,107         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.026688              30.27%              16,951         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.695527              36.96%               2,069         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.545735              25.46%               1,256         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.884687              -1.15%               4,940         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.099371              30.99%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.894613              48.95%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.715748              37.16%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.681315              66.81%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.621826              46.22%                 649         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.888817               8.89%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.494958              14.95%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.426582              24.27%                  57         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.354875              43.55%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.149928              21.50%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.583644              25.84%               5,555         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.072099              30.72%               5,600         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.516188              35.16%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.031522               0.32%               3,985         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.529424              25.29%               1,940         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.221487              22.21%               5,194         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.611063              36.11%               1,456         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.091431              50.91%               1,740         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.065688              20.66%                 224         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.072585              30.73%               2,389         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.066242              50.66%               1,487         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.271349              22.71%                 368         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.640252              26.40%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.707077              17.07%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.089289               0.89%                  81         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.540033              25.40%                 183         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.462423              34.62%                 235         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    1.90%) (Variable account charges of 1.90% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           14.004498              40.04%               4,834         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.304174              33.04%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.903325              39.03%                 852         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.626250              36.26%               6,782         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.727543              47.28%               2,081         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.406642              34.07%               4,011         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.925188              29.25%                 950         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.979076              29.79%                 108         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.530178              35.30%               2,243         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.360197               3.60%               5,094         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.502323              45.02%                 342         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.247418              32.47%               8,993         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.619952              26.20%                 337         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.727773              37.28%                 741         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.260877              32.61%               2,473         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.909925              29.10%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.208760               2.09%               4,731         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.658630              36.59%               7,158         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.800194              38.00%               2,994         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.740847              47.41%                 549         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.318501              33.19%               8,795         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.266703               2.67%               1,113         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.285435              42.85%               2,020         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.579749              65.80%               3,422         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.130408              31.30%               4,411         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.351480              43.51%               1,858         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.714467              37.14%               6,232         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.583167              35.83%               1,956         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.630954              36.31%                 349         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.277420              42.77%                 495         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.888673              18.89%               5,069         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.636793              66.37%               4,416         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.198438              41.98%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.800526              38.01%               1,884         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.242217              52.42%               2,713         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.396272              23.96%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.029912               0.30%               1,100         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.708779               7.09%              16,792         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.422629              14.23%               2,732         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.186797              21.87%              18,756         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.020880              30.21%              18,070         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.689404              36.89%               1,410         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.541472              25.41%               2,170         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.880078              -1.20%              15,592         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.093531              30.94%              10,532         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.887980              48.88%              13,410         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.709636              37.10%                 864         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.673885              66.74%               5,262         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.615310              46.15%              14,198         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.883959               8.84%               2,132         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.489832              14.90%                 345         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.421034              24.21%               1,721         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.348466              43.48%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.145798              21.46%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.578028              25.78%               3,582         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.066273              30.66%               1,255         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.510160              35.10%               1,637         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.027045               0.27%               2,664         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.523040              25.23%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.217327              22.17%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.605001              36.05%               2,405         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.084714              50.85%               7,343         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.060288              20.60%               3,926         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.066755              30.67%               2,045         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.059532              50.60%               1,330         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.267172              22.67%                 387         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.635959              26.36%                 376         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.703107              17.03%                 821         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.085843               0.86%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.533652              25.34%               2,315         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.455563              34.56%               8,654         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    1.95%) (Variable account charges of 1.95% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.998255              39.98%                 348         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.298233              32.98%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.897124              38.97%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.620181              36.20%               5,034         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.720983              47.21%               1,894         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.400667              34.01%                 288         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.919416              29.19%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.973288              29.73%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.524142              35.24%                 483         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.354917               3.55%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.495863              44.96%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.241492              32.41%                   0         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.614318              26.14%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.721639              37.22%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.254962              32.55%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.904162              29.04%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.204194               2.04%                 294         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.652543              36.53%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.794032              37.94%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.734289              47.34%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.312564              33.13%                 364         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.262112               2.62%                 242         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.279064              42.79%               1,684         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.572366              65.72%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.124559              31.25%                 776         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.345083              43.45%                 283         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.708346              37.08%               2,054         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.577106              35.77%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.626315              36.26%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.271063              42.71%                   0         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.883363              18.83%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.629376              66.29%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.192104              41.92%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.794368              37.94%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.235433              52.35%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.390753              23.91%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.025426               0.25%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.704003               7.04%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.417528              14.18%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.181349              21.81%                   0         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.015066              30.15%                 733         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.683298              36.83%                   0         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.537202              25.37%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.875470              -1.25%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.087692              30.88%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.881339              48.81%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.703517              37.04%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.666453              66.66%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.608788              46.09%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.879096               8.79%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.484704              14.85%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.415484              24.15%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.342071              43.42%                 359         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.141666              21.42%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.572420              25.72%               2,432         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.060441              30.60%                 962         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.504135              35.04%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.022565               0.23%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.516675              25.17%                 549         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.213171              22.13%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.598930              35.99%               2,126         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.077980              50.78%                 231         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.054908              20.55%                 676         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.060920              30.61%               1,903         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.052827              50.53%                 272         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.262996              22.63%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.631654              26.32%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.699112              16.99%                 504         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.082409               0.82%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.527281              25.27%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.448721              34.49%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                         Additional Contract Options Elected
                        (Total 2.00%) (Variable account charges of 2.00% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.992000              39.92%                 808         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.292300              32.92%               2,371         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.890922              38.91%               4,844         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.614096              36.14%                 475         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.714406              47.14%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.394694              33.95%                  89         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.913650              29.14%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.967491              29.67%               1,188         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.518096              35.18%                 900         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.349636               3.50%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.489397              44.89%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.235593              32.36%                 869         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.608682              26.09%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.715524              37.16%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.249039              32.49%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.898411              28.98%                 139         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.199626               2.00%                 200         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.646439              36.46%               1,075         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.787874              37.88%               2,437         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.727704              47.28%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.306622              33.07%               1,403         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.257524               2.58%               1,486         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.272687              42.73%               2,721         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.564974              65.65%                 807         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.118697              31.19%               3,637         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.338680              43.39%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.702237              37.02%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.571043              35.71%                 233         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.621681              36.22%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.264686              42.65%               1,117         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.878062              18.78%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.621951              66.22%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.185775              41.86%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.788206              37.88%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.228629              52.29%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.385201              23.85%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.020956               0.21%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.699211               6.99%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.412415              14.12%              23,066         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.175914              21.76%              82,015         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.009258              30.09%              69,015         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.677198              36.77%              55,480         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.532938              25.33%                 761         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.870861              -1.29%               9,102         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.081852              30.82%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.874700              48.75%                 529         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.697399              36.97%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.659014              66.59%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.602274              46.02%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.874234               8.74%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.479571              14.80%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.409946              24.10%               1,791         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.335673              43.36%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.137534              21.38%                  98         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.566816              25.67%               5,928         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.054616              30.55%               2,592         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.498105              34.98%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.018073               0.18%                 150         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.510308              25.10%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.209006              22.09%               2,035         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.592855              35.93%                 355         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.071262              50.71%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.049521              20.50%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.055094              30.55%               4,888         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.046104              50.46%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.258826              22.59%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.627350              26.27%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.695132              16.95%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.078970               0.79%                 406         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.520883              25.21%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.441870              34.42%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    2.05%) (Variable account charges of 2.05% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.985760              39.86%               1,912         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.286364              32.86%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.884724              38.85%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.608022              36.08%               6,115         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.707841              47.08%               1,646         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.388693              33.89%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.907885              29.08%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.961691              29.62%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.512065              32.15%               2,641         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.344356               3.44%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.482926              44.83%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.229679              32.30%               3,380         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.603055              26.03%               1,231         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.709405              37.09%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.243124              32.43%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.892635              28.93%               1,591         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.195062               1.95%               2,949         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.640353              36.40%                 318         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.781718              37.82%               4,258         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.721125              47.21%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.300678              33.01%                 887         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.252933               2.53%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.266319              42.66%               1,708         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.557596              65.58%                 590         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.112843              31.13%                 981         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.332287              43.32%               1,487         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.696109              36.96%               1,372         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.564975              35.65%               2,154         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.617035              36.17%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.258318              42.58%                 816         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.872754              18.73%               1,962         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.614545              66.15%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.179440              41.79%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.782051              37.82%                 307         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.221842              52.22%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.379670              23.80%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.016466               0.16%               3,009         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.694430               6.94%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.407324              14.07%               8,668         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.170466              21.70%                   0         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.003440              30.03%               7,011         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.671080              36.71%                   0         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.528665              25.29%                 125         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.866252              -1.34%               2,806         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.076000              30.76%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.868058              48.68%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.691297              36.91%                 239         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.651575              66.52%                 275         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.595763              45.96%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.869371               8.69%                 917         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.474432              14.74%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.404395              24.04%               2,307         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.329271              43.29%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.133402              21.33%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.561188              25.61%               1,910         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.048782              30.49%               1,520         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.492076              34.92%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.013601               0.14%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.503945              25.04%                 399         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.204855              22.05%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.586785              35.87%                 234         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.064518              50.65%               1,465         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.044132              20.44%                 375         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.049268              30.49%               4,146         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.039396              50.39%                 759         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.254650              22.55%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.623059              26.23%                 542         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.691158              16.91%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.075530               0.76%                 918         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.514501              25.15%                 259         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.435027              34.35%                 488         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                         Additional Contract Options Elected
                        (Total 2.10%) (Variable account charges of 2.10% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.979518              39.80%                   0         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.280420              32.80%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.878517              38.79%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.601946              36.02%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.701271              47.01%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.382710              33.83%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.902120              29.02%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.955910              29.56%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.506024              35.06%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.339077               3.39%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.476466              44.76%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.223766              32.24%                   0         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.597418              25.97%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.703275              37.03%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.237204              32.37%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.886877              28.87%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.190502               1.91%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.634249              36.34%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.775565              37.76%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.714552              47.15%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.294731              32.95%                   0         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.248354               2.48%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.259951              42.60%                   0         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.550196              65.50%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.106978              31.07%                   0         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.325876              43.26%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.689987              36.90%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.558912              35.59%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.612402              36.12%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.251954              42.52%                   0         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.867438              18.67%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.607127              66.07%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.173106              41.73%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.775899              37.76%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.215054              52.15%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.374127              23.74%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.011977               0.12%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.689651               6.90%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.402220              14.02%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.165025              21.65%               6,550         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.997638              29.98%              45,538         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.664970              36.65%              17,330         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.524401              25.24%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.861643              -1.38%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.070163              30.70%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.861422              48.61%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.685172              36.85%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.644152              66.44%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.589240              45.89%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.864513               8.65%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.469301              14.69%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.398860              23.99%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.322870              43.23%                             2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.129267              21.29%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.555586              25.56%                   0         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.042944              30.43%                   0         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.486046              34.86%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.009117               0.09%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.497552              24.98%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.200696              22.01%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.580709              35.81%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.057803              50.58%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.038753              20.39%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.043437              30.43%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.032668              50.33%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.250469              22.50%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.618741              26.19%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.687170              16.87%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.072087               0.72%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.508112              25.08%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.428167              34.28%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                         Additional Contract Options Elected
                        (Total 2.15%) (Variable account charges of 2.15% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.973260              39.73%               9,796         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.274481              32.74%                 567         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.872301              38.72%                 751         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.595858              35.96%               4,430         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.694707              46.95%                 932         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.376738              33.77%                 258         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.896357              28.96%                 557         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.950120              29.50%               3,699         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.499986              35.00%               2,168         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.333794               3.34%                 397         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.469996              44.70%                 739         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.217847              32.18%               6,913         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.591796              25.92%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.697160              36.97%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.231281              32.31%               2,614         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.881115              28.81%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.185940               1.86%              28,747         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.628173              36.28%               8,379         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.769405              37.69%               2,936         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.707983              47.08%               2,225         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.288795              32.89%              15,870         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.243758               2.44%                 621         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.253575              42.54%               4,113         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.542802              65.43%               2,223         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.101116              31.01%               2,333         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.319472              43.19%               2,461         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.683872              36.84%               3,686         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.552853              35.53%              13,733         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.607772              36.08%               1,035         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.245585              42.46%                 515         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.862127              18.62%               6,175         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.599720              66.00%               1,526         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.166766              41.67%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.769745              37.70%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.208252              52.08%               2,355         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.368587              23.69%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.007485               0.07%               5,310         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.684865               6.85%              30,290         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.397119              13.97%              13,781         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.159586              21.60%              35,744         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.991820              29.92%              12,431         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.658870              36.59%               5,970         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.520133              25.20%               3,062         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.857035              -1.43%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.064320              30.64%                 165         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.854786              48.55%                 904         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.679047              36.79%                 150         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.636732              66.37%               2,519         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.582719              45.83%               1,651         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.859641               8.60%               4,494         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.464168              14.64%                 207         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.393318              23.93%                 510         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.316465              43.16%                 153         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.125134              21.25%               1,142         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.549972              25.50%                 802         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.037116              30.37%                 426         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.480020              34.80%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.004642               0.05%               3,924         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.491184              24.91%                 971         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.196540              21.97%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.574651              35.75%               1,203         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.051058              50.51%               5,182         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.033375              20.33%                 602         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.037602              30.38%               2,349         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.025969              50.26%               1,814         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.246297              22.46%               3,688         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.614446              26.14%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.683193              16.83%               1,273         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.068654               0.69%               2,081         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.501729              25.02%               1,553         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.421322              34.21%                 193         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    2.20%) (Variable account charges of 2.20% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.967012              39.67%               1,412         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.268546              32.69%                 925         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.866108              38.66%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.589780              35.90%               4,838         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.688140              46.88%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.370750              33.71%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.890586              28.91%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.944322              29.44%               1,009         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.493949              34.94%               1,024         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.328516               3.29%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.463524              44.64%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.211949              32.12%                 190         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.586152              25.86%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.691033              36.91%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.225371              32.25%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.875363              28.75%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.181373               1.81%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.622069              36.22%               2,423         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.763249              37.63%                 739         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.701409              47.01%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.282857              32.83%               3,580         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.239169               2.39%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.247191              42.47%               1,200         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.535416              65.35%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.095257              30.95%               2,200         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.313081              43.13%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.677756              36.78%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.546787              35.47%                 187         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.603127              36.03%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.239224              42.39%                 175         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.856822              18.57%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.592292              65.92%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.160433              41.60%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.763583              37.64%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.201470              52.01%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.363062              23.63%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.003007               0.03%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.680075               6.80%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.392020              13.92%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.154146              21.54%              10,251         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.986017              29.86%              14,348         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.652762              36.53%              17,489         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.515857              25.16%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.852427              -1.48%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.058479              30.58%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.848149              48.48%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.672946              36.73%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.629294              66.29%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.576196              45.76%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.854785               8.55%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.459039              14.59%                 423         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.387775              23.88%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.310066              43.10%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.121002              21.21%               2,238         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.544352              25.44%               1,611         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.031295              30.31%               2,128         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.473997              34.74%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           10.000161               0.00%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.484801              24.85%                 804         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.192378              21.92%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.568575              35.69%                 869         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.044342              50.44%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.027994              20.28%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.031782              30.32%               1,094         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.019254              50.19%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.242120              22.42%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.610138              26.10%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.679205              16.79%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.065212               0.65%               2,396         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.495350              24.95%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.414471              34.14%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    2.25%) (Variable account charges of 2.25% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.960755              39.61%                 434         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.262608              32.63%                 340         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.859914              38.60%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.583697              35.84%                 331         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.681572              46.82%                 360         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.364767              33.65%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.884802              28.85%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.938529              29.39%                 638         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.487906              34.88%                 155         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.323232               3.23%                 506         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.457054              44.57%               1,199         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.206031              32.06%              14,301         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.580524              25.81%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.684904              36.85%                 255         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.219446              32.19%                 620         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.869591              28.70%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.176817               1.77%                 180         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.615971              36.16%                 706         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.757097              37.57%               1,002         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.694842              46.95%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.276904              32.77%               2,027         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.234577               2.35%                 374         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.240827              42.41%               1,301         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.528025              65.28%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.089401              30.89%               1,088         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.306677              43.07%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.671628              36.72%               1,181         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.540723              35.41%                 705         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.598492              35.98%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.232843              42.33%               1,649         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.851518              18.52%               1,003         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.584878              65.85%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.154096              41.54%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.757420              37.57%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.194664              51.95%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.357521              23.58%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.998525              -0.01%               2,274         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.675292               6.75%                 616         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.386917              13.87%                 941         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.148707              21.49%              22,073         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.980195              29.80%                 497         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.646654              36.47%                 484         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.511587              25.12%                 357         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.847816              -1.52%                 403         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.052629              30.53%                 645         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.841506              48.42%                 390         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.666814              36.67%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.621856              66.22%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.569685              45.70%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.849921               8.50%                 302         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.453904              14.54%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.382203              23.82%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.303663              43.04%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.116869              21.17%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.538735              25.39%                   0         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.025451              30.25%                   0         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.467966              34.68%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.995678              -0.04%               1,347         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.478426              24.78%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.188212              21.88%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.562508              35.63%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.037620              50.38%                 355         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.022598              20.23%               1,405         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.025936              30.26%                 394         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.012537              50.13%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.237939              22.38%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.605837              26.06%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.675220              16.75%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.061769               0.62%               1,113         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.488971              24.89%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.407628              34.08%                 776         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    2.30%) (Variable account charges of 2.30% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.954516              39.55%               5,169         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.256686              32.57%               3,393         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.853695              38.54%               1,534         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.577608              35.78%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.674992              46.75%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.358781              33.59%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.879046              28.79%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.932735              29.33%                 822         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.481870              34.82%               1,975         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.317953               3.18%               2,818         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.450589              44.51%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.200110              32.00%                 377         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.574887              25.75%               2,416         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.678782              36.79%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.213530              32.14%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.863838              28.64%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.172250               1.72%               3,213         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.609869              36.10%               4,486         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.750936              37.51%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.688244              46.88%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.270967              32.71%               5,383         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.229990               2.30%               2,134         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.234449              42.34%                 473         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.520633              65.21%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.083537              30.84%               3,823         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.300269              43.00%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.665513              36.66%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.534669              35.35%               3,620         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.593839              35.94%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.226488              42.26%                 280         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.846198              18.46%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.577470              65.77%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.147762              41.48%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.751262              37.51%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.187861              51.88%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.352000              23.52%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.994036              -0.06%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.670507               6.71%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.381802              13.82%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.143248              21.43%               2,728         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.974386              29.74%              13,990         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.640553              36.41%               4,019         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.507326              25.07%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.843208              -1.57%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.046787              30.47%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.834866              48.35%                 953         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.660706              36.61%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.614418              66.14%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.563156              45.63%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.845052               8.45%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.448775              14.49%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.376674              23.77%               2,473         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.297256              42.97%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.112736              21.13%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.533128              25.33%                 652         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.019620              30.20%                 451         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.461934              34.62%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.991187              -0.09%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.472049              24.72%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.184056              21.84%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.556433              35.56%                 566         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.030884              50.31%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.017205              20.17%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.020103              30.20%                 677         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.005824              50.06%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.233767              22.34%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.601537              26.02%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.671236              16.71%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.058336               0.58%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.482592              24.83%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.400778              34.01%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    2.35%) (Variable account charges of 2.35% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.948259              39.48%                   0         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.250739              32.51%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.847484              38.47%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.571529              35.72%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.668433              46.68%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.352802              33.53%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.873270              28.73%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.926950              29.27%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.475824              34.76%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.312673               3.13%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.444121              44.44%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.194190              31.94%                   0         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.569236              25.69%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.672660              36.73%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.207618              32.08%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.858073              28.58%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.167671               1.68%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.603772              36.04%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.744768              37.45%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.681680              46.82%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.265016              32.65%                   0         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.225391               2.25%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.228073              42.28%                   0         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.513232              65.13%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.077676              30.78%                   0         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.293865              42.94%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.659387              36.59%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.528592              35.29%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.589203              35.89%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.220117              42.20%                   0         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.840898              18.41%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.570047              65.70%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.141420              41.41%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.745097              37.45%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.181079              51.81%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.346440              23.46%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.989553              -0.10%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.665718               6.66%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.376700              13.77%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.137820              21.38%                   0         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.968571              29.69%               3,547         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.634433              36.34%                   0         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.503049              25.03%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.838596              -1.61%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.040944              30.41%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.828223              48.28%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.654589              36.55%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.606993              66.07%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.556637              45.57%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.840190               8.40%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.443645              14.44%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.371130              23.71%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.290852              42.91%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.108597              21.09%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.527515              25.28%                   0         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.013769              30.14%                   0         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.455901              34.56%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.986709              -0.13%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.465689              24.66%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.179899              21.80%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.550362              35.50%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.024154              50.24%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.011823              20.12%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.014275              30.14%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.999099              49.99%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.229585              22.30%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.597229              25.97%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.667245              16.67%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.054892               0.55%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.476204              24.76%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.393935              33.94%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    2.40%) (Variable account charges of 2.40% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.942000              39.42%                 118         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.244803              32.45%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.841282              38.41%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.565446              35.65%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.661856              46.62%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.346817              33.47%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.867502              28.68%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.921145              29.21%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.469780              34.70%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.307393               3.07%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.437650              44.38%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.188293              31.88%                 164         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.563613              25.64%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.666532              36.67%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.201695              32.02%                 125         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.852316              28.52%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.163117               1.63%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.597681              35.98%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.738615              37.39%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.675101              46.75%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.259079              32.59%                   0         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.220804               2.21%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.221699              42.22%                   0         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.505852              65.06%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.071811              30.72%                 162         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.287477              42.87%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.653271              36.53%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.522524              35.23%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.584568              35.85%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.213733              42.14%                 113         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.835577              18.36%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.562541              65.63%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.135087              41.35%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.738945              37.39%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.174278              51.74%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.340918              23.41%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.985062              -0.15%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.660918               6.61%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.371597              13.72%               7,664         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.132370              21.32%              12,493         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.962759              29.63%              16,240         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.628322              36.28%                 157         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.498778              24.99%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.833986              -1.66%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.035102              30.35%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.821588              48.22%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.648474              36.48%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.599553              66.00%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.550118              45.50%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.835323               8.35%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.438508              14.39%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.365582              23.66%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.284449              42.84%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.104452              21.04%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.521890              25.22%                   0         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.007946              30.08%                   0         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.449871              34.50%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.982221              -0.18%                 153         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.459319              24.59%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.175732              21.76%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.544281              35.44%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.017425              50.17%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.006440              20.06%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.008434              30.08%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.992384              49.92%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.225398              22.25%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.592919              25.93%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.663262              16.63%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.051446               0.51%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.469819              24.70%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.387071              33.87%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                         Additional Contract Options Elected
                        (Total 2.45%) (Variable account charges of 2.45% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.935761              39.36%                   0         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.238858              32.39%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.835078              38.35%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.559370              35.59%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.655279              46.55%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.340824              33.41%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.861727              28.62%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.915353              29.15%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.463753              34.64%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.302113               3.02%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.431180              44.31%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.182365              31.82%                   0         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.557974              25.58%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.660398              36.60%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.195779              31.96%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.846538              28.47%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.158553               1.59%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.591582              35.92%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.732447              37.32%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.668519              46.69%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.253125              32.53%                   0         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.216209               2.16%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.215317              42.15%                   0         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.498459              64.98%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.065946              30.66%                   0         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.281063              42.81%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.647154              36.47%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.516468              35.16%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.579915              35.80%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.207354              42.07%                   0         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Federated GVIT            10.000000           11.830259              18.30%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           16.555214              65.55%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.128751              41.29%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.732779              37.33%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           15.167483              51.67%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           12.335371              23.35%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.980581              -0.19%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           10.656145               6.56%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.366500              13.67%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.126932              21.27%                   0         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.956946              29.57%               3,262         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.622215              36.22%                   0         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.494500              24.95%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.829376              -1.71%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.029251              30.29%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.814942              48.15%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.642354              36.42%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.592095              65.92%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.543597              45.44%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.830451               8.30%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.433374              14.33%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.360038              23.60%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.278047              42.78%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.100319              21.00%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.516282              25.16%                   0         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           13.002118              30.02%                   0         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.443839              34.44%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.977746              -0.22%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.452940              24.53%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.171575              21.72%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.538203              35.38%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.010694              50.11%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.001048              20.01%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.002597              30.03%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.985665              49.86%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.221224              22.21%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.588612              25.89%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.659268              16.59%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.047999               0.48%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.463435              24.63%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.380232              33.80%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    2.50%) (Variable account charges of 2.50% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.929513              39.30%                   0         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.232915              32.33%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.828873              38.29%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.553279              35.53%                 162         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.648712              46.49%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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American Century               10.000000           13.334847              33.35%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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American Century               10.000000           12.855962              28.56%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.909560              29.10%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

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American Century               10.000000           13.457714              34.58%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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American Century               10.000000           10.296831               2.97%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Dreyfus Investment             10.000000           14.424717              44.25%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Dreyfus Stock Index            10.000000           13.176457              31.76%                   0         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Dreyfus Variable               10.000000           12.552348              25.52%                 302         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Dreyfus Variable               10.000000           13.654276              36.54%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Federated Insurance            10.000000           13.189856              31.90%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Federated Insurance            10.000000           12.840790              28.41%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Federated Insurance            10.000000           10.153985               1.54%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Fidelity VIP                   10.000000           13.585494              35.85%                 123         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Fidelity VIP Growth            10.000000           13.726297              37.26%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Fidelity VIP Overseas          10.000000           14.661946              46.62%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Fidelity VIP II                10.000000           13.247182              32.47%                 289         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Fidelity VIP II                10.000000           10.211618               2.12%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Fidelity VIP III Mid           10.000000           14.208951              42.09%                 403         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Fidelity VIP III Value         10.000000           16.491056              64.91%                 353         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Franklin Templeton             10.000000           13.060104              30.60%                 291         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Franklin Templeton             10.000000           14.274655              42.75%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Franklin Templeton             10.000000           13.641016              36.41%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Comstock GVIT             10.000000           13.510397              35.10%                 285         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Dreyfus GVIT              10.000000           13.575271              35.75%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Dreyfus GVIT Mid          10.000000           14.201002              42.01%                 273         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Federated GVIT            10.000000           11.824955              18.25%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           16.547807              65.48%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           12.122409              41.22%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           13.726626              37.27%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           15.160681              51.61%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           12.329837              23.30%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000            9.976093              -0.24%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           10.651358               6.51%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           11.361390              13.61%               1,586         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           12.121480              21.21%                   0         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           12.951129              29.51%                   0         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           13.616107              36.16%                   0         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT Mid         10.000000           12.490228              24.90%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.824766              -1.75%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT             10.000000           13.023406              30.23%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT Gartmore GVIT U.S.        10.000000           14.808298              48.08%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT GVIT Small Cap            10.000000           13.636241              36.36%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT GVIT Small Cap            10.000000           16.584685              65.85%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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GVIT GVIT Small Company        10.000000           14.537072              45.37%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.825594               8.26%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.428244              14.28%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.354479              23.54%                 304         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.271648              42.72%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.096180              20.96%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.510661              25.11%                 606         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.996280              29.96%                 128         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.437805              34.38%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.973263              -0.27%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.446564              24.47%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
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------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.167407              21.67%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.532144              35.32%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           15.003950              50.04%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           11.995661              19.96%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.996768              29.97%                 127         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.978953              49.79%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.217048              22.17%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.584302              25.84%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.655293              16.55%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.044557               0.45%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.457054              24.57%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.373387              33.73%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                         Additional Contract Options Elected
                        (Total 2.60%) (Variable account charges of 2.60% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.916999              39.17%                   0         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.221044              32.21%               2,941         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.816459              38.16%                 352         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.541122              35.41%               1,610         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.635577              46.36%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.322861              33.23%               2,006         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.844425              28.44%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.897964              28.98%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.445624              34.46%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.286270               2.86%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.411767              44.12%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.164627              31.65%                   0         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.541065              25.41%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.642013              36.42%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.178007              31.78%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.829245              28.29%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.144849               1.45%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.573275              35.73%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.713975              37.14%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.648789              46.49%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.235298              32.35%                   0         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.202435               2.02%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.196193              41.96%                   0         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.476260              64.76%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.048361              30.48%                   0         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.261855              42.62%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.628768              36.29%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.498265              34.98%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.565983              35.66%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.188248              41.88%                   0         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.814339              18.14%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.532966              65.33%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.109736              41.10%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.714296              37.14%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.147092              51.47%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.318756              23.19%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.967119              -0.33%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.641785               6.42%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.351180              13.51%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.110589              21.11%                   0         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.939502              29.40%               3,189         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.603874              36.04%                   0         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.481682              24.82%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.815545              -1.84%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.011714              30.12%                 368         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.795014              47.95%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.623997              36.24%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.569801              65.70%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.524035              45.24%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.815861               8.16%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.417969              14.18%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.343389              23.43%                 385         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.258843              42.59%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.087900              20.88%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.499430              24.99%                   0         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.984608              29.85%                   0         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.425742              34.26%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.964302              -0.36%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.433807              24.34%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.159070              21.59%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.519989              35.20%                 357         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.990508              49.91%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           11.984878              19.85%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.985093              29.85%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.965518              49.66%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.208681              22.09%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.575694              25.76%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.647305              16.47%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.037664               0.38%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.444303              24.44%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.359695              33.60%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                     Additional Contract Options Elected (Total
                    2.65%) (Variable account charges of 2.65% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.910747              39.11%                  90         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.215099              32.15%                   0         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           13.810248              38.10%                  90         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.535030              35.35%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           14.628993              46.29%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.316868              33.17%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.838632              28.39%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.892175              28.92%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           13.439579              34.40%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.280991               2.81%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           14.405303              44.05%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           13.158718              31.59%                   0         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.535430              25.35%                  98         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           13.635887              36.36%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           13.172089              31.72%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.823482              28.23%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           10.140286               1.40%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           13.567190              35.67%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           13.707815              37.08%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.642203              46.42%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           13.229346              32.29%                   0         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.197847               1.98%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           14.189813              41.90%                   0         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           16.468875              64.69%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.042504              30.43%                  94         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           14.255449              42.55%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.622650              36.23%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           13.492206              34.92%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.561335              35.61%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           14.181875              41.82%                   0         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           11.809019              18.09%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           16.525546              65.26%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           14.103400              41.03%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.708139              37.08%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.140282              51.40%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.313215              23.13%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.962635              -0.37%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.636998               6.37%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.346082              13.46%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.105156              21.05%                   0         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.933688              29.34%               2,755         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.597762              35.98%                   0         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.477399              24.77%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.810935              -1.89%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.005866              30.06%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           14.788374              47.88%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           13.617871              36.18%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           16.562373              65.62%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           14.517509              45.18%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.810989               8.11%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.412832              14.13%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.337835              23.38%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           14.252430              42.52%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.083760              20.84%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.493813              24.94%                   0         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.978767              29.79%                   0         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           13.419708              34.20%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.959809              -0.40%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.427433              24.27%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.154906              21.55%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.513916              35.14%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.983757              49.84%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           11.979498              19.79%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.979264              29.79%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.958800              49.59%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.204507              22.05%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.571380              25.71%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.643314              16.43%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.034219               0.34%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.437910              24.38%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.352839              33.53%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                                 Maximum Additional Contract Options Elected
                    (Total 2.75%) (Variable account charges of 2.75% of the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           12.794135              27.94%                   0         2003*
Funds - Basic Value
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           12.146174              21.46%               1,246         2003*
Funds - Capital
Appreciation Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           12.751290              27.51%                   0         2003*
Funds - Capital
Development Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           12.190984              21.91%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           13.506639              35.07%                   0         2003*
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.241571              22.42%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.478474              24.78%                   0         2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           11.676772              16.77%               1,297         2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           12.317024              23.17%               1,269         2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000           10.270430               2.70%                   0         2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           13.274342              32.74%                   0         2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           12.012514              20.13%                 646         2003*
Fund, Inc.: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           11.582860              15.83%                   0         2003*
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               10.000000           12.642571              26.43%                   0         2003*
Investment Fund -
Developing Leaders
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           12.342453              23.42%                   0         2003*
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           11.830736              18.31%                   0         2003*
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000            9.975615              -0.24%                   0         2003*
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.000000           12.471913              24.72%                   0         2003*
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            10.000000           12.342911              23.43%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000           14.366822              43.67%                   0         2003*
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           12.285646              22.86%                   0         2003*
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.000000           10.015587               0.16%                   0         2003*
Investment Grade Bond
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.000000           13.807693              38.08%                   0         2003*
Cap Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           14.653775              46.54%                   0         2003*
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           12.058413              20.58%                   0         2003*
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.091484              30.91%                   0         2003*
Variable Insurance
Products Trust -
Franklin Small Cap
Value Securities Fund:
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           13.005097              30.05%                   0         2003*
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Comstock GVIT             10.000000           12.424069              24.24%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT              10.000000           13.552039              35.52%                   0         2003*
International Value
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           12.954662              29.55%                   0         2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Federated GVIT            10.000000           10.913823               9.14%                   0         2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           15.764871              57.65%                   0         2003*
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.165747              31.66%                   0         2003*
Global Financial
Services Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.335980              23.36%                   0         2003*
Global Health Sciences
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           13.727437              37.27%                   0         2003*
Global Technology and
Communications Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.762324              17.62%                   0         2003*
Global Utilities Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.870436              -1.30%                   0         2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.415999               4.16%                   0         2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           10.926922               9.27%                   0         2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.485655              14.86%                 767         2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.109389              21.09%                   0         2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           12.573870              25.74%               6,887         2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         10.000000           12.468855              24.69%                   0         2003*
Cap Growth Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.801712              -1.98%                   0         2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000           11.934984              19.35%                   0         2003*
Nationwide(R)Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000           13.134937              31.35%                   0         2003*
Growth Leaders Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           12.375046              23.75%                   0         2003*
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000           14.660176              46.60%                   0         2003*
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000           13.284106              32.84%                   0         2003*
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           10.000000           10.435528               4.36%                   0         2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           10.827105               8.27%                   0         2003*
Balanced Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           11.553597              15.54%                   0         2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           13.439992              34.40%                   0         2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000           12.075478              20.75%                   0         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           11.367537              13.68%               1,004         2003*
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS(R)Variable Insurance        10.000000           12.119843              21.20%                 970         2003*
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.375530              23.76%                   0         2003*
Fasciano Portfolio:
Class S - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000            9.913731              -0.86%                   0         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.414689              24.15%                   0         2003*
Mid Cap Growth
Portfolio: Class S -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           10.000000           12.146568              21.47%                   0         2003*
Socially Responsive
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           12.200675              22.01%                   0         2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           14.016105              40.16%                   0         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           10.965685               9.66%                   0         2003*
Account Funds -
Oppenheimer High Income
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                               Value at        Value at End of    Accumulation Unit   Accumulation Units
                             Beginning of           Period              Value          at End of Period
                                Period
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           11.987135              19.87%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000           13.588023              35.88%                   0         2003*
Account Funds -
Oppenheimer Main
Street(R)Small Cap
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.196135              21.96%                   0         2003*
Putnam VT Growth &
Income Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           12.562751              25.63%                   0         2003*
Putnam VT International
Equity Fund: Class IB -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000           11.635330              16.35%                   0         2003*
Putnam VT Voyager Fund:
Class IB - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           10.027332               0.27%                   0         2003*
Institutional Funds,
Inc. - Core Plus Fixed
Income Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           12.425135              24.25%                   0         2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Universal                  10.000000           13.339141              33.39%                   0         2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

     FINANCIAL STATEMENTS TO BE FILED BY SUBSEQUENT POST-EFFECTIVE AMENDMENT

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                           Nationwide Variable Account-II:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                               Statements of Operations for the year ended
                               December 31, 2003.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2003 and 2002.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.
                               Consolidated Balance Sheets as of December
                               31, 2003 and 2002.
                               Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.
                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (SEC File No. 2-75079) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                         (7)   Not Applicable.

                         (8)   Not Applicable.

                         (9) Opinion of Counsel - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

Item 25 .DIRECTORS AND OFFICERS OF THE DEPOSITOR


        Arden L. Shisler, Director and Chairman of the Board
        W.G. Jurgensen, Director and Chief Executive Officer
        Mark R. Thresher, President and Chief Operating Officer-Elect and Chief
           Financial Officer
        Patricia R. Hatler, Executive Vice President, General Counsel and
           Secretary
        Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and Investment
           Officer
        W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
        J. Stephen Blaine, Senior Vice President-Chief Strategy Officer
        David A. Diamond, Senior Vice President
        Dennis P. Drent, Senior Vice President-Internal Audits
        Peter A. Golato, Senior Vice President
        J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
        Kelly A. Hamilton, Senior Vice President-NI Finance
        David K. Hollingsworth, Senior Vice President-President-Nationwide
           Insurance Sales
        David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
        M. Eileen Kennedy, Senior Vice President-NF Finance
        Gale V. King, Senior Vice President-Property and Casualty Human
           Resources
        Srinivas Koushik, Senior Vice President-Chief Technology Officer
        Gregory S. Lashutka, Senior Vice President-Corporate Relations
        Gary D. McMahan, Senior Vice President
        Duane C. Meek, Senior Vice President
        Brian W. Nocco, Senior Vice President and Treasurer
        Mark D. Phelan, Senior Vice President-Technology and Operations
        John S. Skubik, Senior Vice President-Consumer Finance
        Katherine A. Stumph, Senior Vice President-Marketing, Strategy and Urban
          Market Operations
        Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
        Susan A. Wolken, Senior Vice President-Product Management and Nationwide
           Financial Marketing
        James G. Brocksmith, Jr., Director
        Keith W. Eckel, Director
        James F. Patterson, Director
        Gerald D. Prothro, Director
        Joseph A. Alutto, Director
        Donald L. McWhorter, Director
        Arden L. Shisler, Director
        Alex Shumate, Director
        Lydia M. Marshall, Director
        David O. Miller, Director
        Martha J. Miller de Lombera, Director


        The business address of the Directors and Officers of the Depositor is:
        One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2004

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  115,819   |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2004


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2004

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:   189,595  Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |BRANCH-65%                     |
|   |NGH-100%                       |   |   |NW Corp.-35%                   |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
    |                               |   |___|                               |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |NGH-48.99%                     |   |   |                               |
    ---------------------------------   |   |LUX SA-100%                    |
                                        |   ---------------------------------
                                        |
                                        |
                                        |
                                        |   ---------------------------------
                                        |   |   NATIONWIDE GLOBAL HOLDINGS  |
                                        |   |   -NGH BRASIL PARTICIPACOES,  |
                                        |   |       LTDA (NGH BRASIL)       |
                                        |___|                               |
                                        |   |        Shares                 |
                                        |   |        ------                 |___
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |LUX SA 6,164,899               |
                                        |   |NGH    1                       |
                                        |   ---------------------------------
                                        |                   |
                                        |                   |
                                        |   ---------------------------------
                                        |   |  NATIONWIDE MARITIMA VIDA e   |
                                        |   |       PREVIDENCIA SA          |
                                        |   |                               |
                                        |   |Common Stock:  134,822,225     |
                                        |   |------------   Shares          |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line

                                        March 31, 2004

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   | (CAP PRO)                 |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPA)            |
|__|                            | |__| Common Stock: 5,000 Shares     |     |                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |                                         |                           |
|  |                            | |  |                                |     |                           |
|  |TGN-100%                    | |  |                                |     | CAP PRO-100%              |
|  ------------------------------ |  | NW Life-100%                   |     -----------------------------
|                                 |  ----------------------------------                    |
|  ------------------------------ |                                         -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------     |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |     |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       |     |                           |
|  |                            | |  |                                |     |                           |
|  |                            | |  | NW LIFE-100%                   |     |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |TGN-100%                    | |  ----------------------------------     | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |     -----------------------------
|                                 |  |                                |                    |
|  ------------------------------ |  | Units:                         |     -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |     |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |     |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |     |                           |
|__|                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        |     |                           |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |     | CPAI-100%                 |
|  ------------------------------ |  |                                |     -----------------------------
|                                 |--| Units:                         |                    |
|  ------------------------------ |  | -----                          |     -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |     |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |     |       SERVICES , INC.     |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|__|                            | |  ----------------------------------     |                           |
   |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
   |                            | |  |         HOUSING, LLC           |     |                           |
   |TGN-100%                    | |--|                                |     | CPAI-100%                 |
   ------------------------------    | NW Life-45%                    |     -----------------------------
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2004

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               |  |                           |  |
                               |  | AMH - 99.99%              |  |
                               |  | GNL - .01%                |  |
                               |   ---------------------------   |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-100                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2004

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 560 and 745 respectively.

Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VLI Separate Account-2
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C


(b)  Directors and Officers of NISC:

     Mark R. Thresher, Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     Rhodes B. Baker, President
     William G. Goslee, Senior Vice President
     M. Eileen Kennedy, Senior Vice President and Treasurer
     Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Carol L. Dove, Vice President and Assistant Treasurer
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Glenn W. Soden, Associate Vice President and Assistant Secretary Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary

     E. Gary Berndt, Assistant Treasurer


     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 8th day of October, 2004.


                  NATIONWIDE VARIABLE ACCOUNT-II
  ---------------------------------------------------------------
                         (Registrant)

                NATIONWIDE LIFE INSURANCE COMPANY
  ---------------------------------------------------------------
                         (Depositor)


                     By /s/ JAMIE RUFF CASTO
  ---------------------------------------------------------------
                        Jamie Ruff Casto


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 8th day of October, 2004.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director


KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director


LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director


JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director


GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. sHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                                         By /s/JAMIE RUFF CASTO
                                                                          ------------------------------------------------------
                                                                                            JAMIE RUFF CASTO
                                                                                            Attorney-in-Fact